UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
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(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
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(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
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(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/05 - 06/30/06








Due to an administrative error, proxies issued by certain companies whose securities were held by the registrant, for much of the July 1, 2005, to June 30, 2006, reporting period, were voted pursuant to the proxy voting policies of Wells Fargo Bank, N.A. This occurred because securities of U.S. companies (but not direct investments in securities of non-U.S. companies) held by the registrant and the other two registrants that make up the Wells Fargo Advantage Funds family of mutual funds (the "WFAFs") were miscoded for proxy voting purposes by Wells Fargo Bank, N.A., in its capacity as the custodian of the registrant's securities. This coding error resulted in such proxies being voted in accordance with voting instructions issued by Wells Fargo Bank, N.A. for other accounts on which it issues proxy voting instructions, rather than in accordance with voting instructions issued by Wells Fargo Funds Management, LLC ("Funds Management"), the registrant's investment adviser, pursuant to proxy voting policies adopted by the registrant's Board of Trustees. The registrant's Proxy Voting Committee recently became aware of this process error. The Committee determined that, because the proxy voting policies of Wells Fargo Bank, N.A. and the three WFAFs registrants are very similar, almost all proxies voted during this period on behalf of the WFAFs were voted in the same manner that they would have been voted under the registrant's proxy voting policies. Only an extremely small number of instances were identified (constituting less than 1/10th of 1% of all matters voted on behalf of the WFAFs during the reporting period) in which the votes actually cast on behalf of the WFAFs (in accordance with the Wells Fargo Bank, N.A. proxy voting policy) were different than the votes that would have been cast under the registrant's proxy voting policy. The custodian has rectified the voting process problem and proxies relating to securities held by the registrant are now being voted according to the registrant's proxy voting policies. In addition, Funds Management is assessing the internal controls in place to mitigate the risk of errors occurring in the registrant's proxy voting process and will implement any enhancements necessary to strengthen internal controls.










Item 1. Proxy Voting Record





================== WELLS FARGO ADVANTAGE CORPORATE BOND FUND ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




================= WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Master Trust Managed Fixed Income Portfolio, Wells Fargo Master Trust Total Return Bond Portfolio, Wells Fargo Master Trust Inflation-Protected Bond Portfolio, Wells Fargo Master Trust Tactical Maturity Bond Portfolio and Wells Fargo Master Trust Strategic Value Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2006).



============== WELLS FARGO ADVANTAGE GOVERNEMENT SECURITIES FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.




==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




==================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




============= WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Master Trust
Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2006).



========== WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.




============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.




=================== WELLS FARGO ADVANTAGE STABLE INCOME FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Master Trust Stable Income Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2006).




================= WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND ==================


AZTAR CORP.

Ticker:       AZR            Security ID:  054802103
Meeting Date: MAY 11, 2006   Meeting Type: Annual
Record Date:  MAR 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Linda C. Faiss             For       Withhold   Management
1.2   Elect Director Robert M. Haddock          For       Withhold   Management
2     Ratify Auditors                           For       For        Management


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CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 9, 2006    Meeting Type: Annual
Record Date:  APR 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard K. Davidson        For       For        Management
1.2   Elect Director Breene M. Kerr             For       For        Management
1.3   Elect Director Charles T. Maxwell         For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management


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DIRECTV GROUP, INC, THE

Ticker:       DTV            Security ID:  25459L106
Meeting Date: JUN 6, 2006    Meeting Type: Annual
Record Date:  APR 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Chase Carey                For       For        Management
1.2   Elect Director Peter F. Chernin           For       For        Management
1.3   Elect Director Peter A. Lund              For       For        Management
1.4   Elect Director Haim Saban                 For       For        Management
2     Ratify Auditors                           For       For        Management


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J. C. PENNEY CO., INC (HLDG CO)

Ticker:       JCP            Security ID:  708160106
Meeting Date: MAY 19, 2006   Meeting Type: Annual
Record Date:  MAR 20, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Vernon E. Jordan, Jr.      For       For        Management
1.2   Elect Director Burl Osborne               For       For        Management
1.3   Elect Director Mary Beth Stone West       For       For        Management
1.4   Elect Director R. Gerald Turner           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Declassify the Board of Directors         For       For        Management
4     Performance-Based Equity Awards           Against   Against    Shareholder


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JACUZZI BRANDS, INC.

Ticker:       JJZ            Security ID:  469865109
Meeting Date: FEB 6, 2006    Meeting Type: Annual
Record Date:  DEC 23, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Royall Victor, III         For       For        Management
1.2   Elect Director Thomas B. Waldin           For       For        Management
2     Ratify Auditors                           For       For        Management


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SIERRA PACIFIC RESOURCES

Ticker:       SRP            Security ID:  826428104
Meeting Date: MAY 1, 2006    Meeting Type: Annual
Record Date:  MAR 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Mary Lee Coleman           For       For        Management
1.2   Elect Director T.J. Day                   For       For        Management
1.3   Elect Director Jerry E. Herbst            For       For        Management
1.4   Elect Director Donald D. Snyder           For       For        Management
2     Increase Authorized Common Stock          For       For        Management


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STATION CASINOS, INC.

Ticker:       STN            Security ID:  857689103
Meeting Date: MAY 24, 2006   Meeting Type: Annual
Record Date:  APR 13, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Lowell H Lebermann, Jr.    For       For        Management
1.2   Elect Director Robert E. Lewis            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Submit Shareholder Rights Plan (Poison    Against   Against    Shareholder
      Pill) to Shareholder Vote


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UNITED STATES STEEL CORP.

Ticker:       X              Security ID:  912909108
Meeting Date: APR 25, 2006   Meeting Type: Annual
Record Date:  FEB 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director J. Gary Cooper             For       For        Management
1.2   Elect Director Frank J. Lucchino          For       For        Management
1.3   Elect Director Seth E. Schofield          For       For        Management
1.4   Elect Director John P. Suma               For       For        Management
2     Ratify Auditors                           For       For        Management


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WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Irl F. Engelhardt          For       For        Management
1.2   Elect Director William R. Granberry       For       For        Management
1.3   Elect Director William E. Green           For       For        Management
1.4   Elect Director W.R. Howell                For       For        Management
1.5   Elect Director George A. Lorch            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors




================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Master Trust Total Return Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2006).



============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.




============= WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.




========== END NPX REPORT


SIGNATURES:

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


Wells Fargo Funds Trust

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2006


*BY: /s/ ANDREW OWEN
ANDREW OWEN, SENIOR VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. *EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY EFFECTIVE
AUGUST 31, 2006, AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2006



By: /s/ Karla M. Rabusch
Karla M. Rabusch